Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	NEW WORLD FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001073330
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2012
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEWFX
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEWBX
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEWCX
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NWFFX
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NFFFX
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNWAX
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNWBX
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNWCX
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNWEX
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNWFX
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNWAX
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNWBX
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNWCX
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNWEX
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNWFX
NEW WORLD FUND INC (Prospectus Summary) | NEW WORLD FUND INC | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNWGX